Goodwill - Summary of Goodwill (Detail) - GBP (£) £ in Millions		6 Months Ended	12 Months Ended
		Dec. 31, 2020	Dec. 31, 2021	Jun. 30, 2020		Jun. 30, 2019
Disclosure of reconciliation of changes in goodwill [line items]
At beginning of the year / period	[1]	£ 195.0	£ 184.3
At end of the year / period		184.3 [1]	364.8	£ 195.0	[1]
Cost And Carrying Amount [Member]
Disclosure of reconciliation of changes in goodwill [line items]
At beginning of the year / period		195.0	184.3	120.9		£ 114.2
Additions		0.6	177.0	68.3		2.8
Exchange differences		(11.3)	3.5	5.8		3.9
At end of the year / period		184.3	364.8	195.0		120.9
Cost And Carrying Amount [Member] | Bio Vision CGU [Member]
Disclosure of reconciliation of changes in goodwill [line items]
At beginning of the year / period		0.0	0.0	0.0
At end of the year / period		0.0	181.0	0.0		0.0
Cost And Carrying Amount [Member] | Group CGU [Member]
Disclosure of reconciliation of changes in goodwill [line items]
At beginning of the year / period		195.0	184.3	120.9
At end of the year / period		£ 184.3	£ 183.8	£ 195.0		£ 120.9

[1]	See note 1(d) for details related to the retrospective impact of a change in the Group’s accounting policy for cloud computing costs.